Debt (Parenthetical) (Detail) (USD $)	6 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Series G Preferred Stock	Dec. 31, 2013 10% Promissory Note Maturing In September 2003	Dec. 31, 2013 8% Convertable Promissory Note Maturing In May 2004	Dec. 31, 2013 12% One demand loans	Dec. 31, 2013 10% Promissory Note Maturing In June 2006	Dec. 31, 2013 10% Promissory Note Maturing In November 30, 2006 and January 31, 2007	Sep. 02, 2011 10% Promissory Note Maturing In November 30, 2006 and January 31, 2007	Dec. 31, 2013 10% Promissory Note Maturing In January 2007	Sep. 02, 2011 10% Promissory Note Maturing In January 2007	Dec. 31, 2013 10% Promissory Note Maturing In March 2007	Dec. 31, 2013 10% Promissory Note Maturing In September 2007	Dec. 31, 2013 10% Promissory Note due on July 31, 2008	Dec. 31, 2013 15% Promissory Note In November	Dec. 31, 2013 15% Promissory Note In November Series F Preferred Stock	Dec. 31, 2013 15% Promissory Note In November Series G Preferred Stock	Dec. 31, 2013 10% Promissory Note Maturing In September 2013	Dec. 31, 2013 24% Promissory Note In June and July 2012	Dec. 31, 2013 24% Promissory Note In November 2012	Dec. 31, 2013 24% Promissory Note In December 2012	Dec. 31, 2013 10% Promissory Note In September 2011	Dec. 31, 2013 10% Promissory Note In March and April 2012	Dec. 31, 2013 15% Promissory Note In March 2013	Dec. 31, 2013 15% Promissory Note In April, May and June 2013	Dec. 31, 2013 15% Promissory Note In May 2013, maturing ten months	Dec. 31, 2013 15% Promissory Note In May 2013, maturing nine months	Dec. 31, 2013 15% Promissory Note In August 2013 maturing six months	Dec. 31, 2013 10% Promissory Note In August 2013 maturing seven months	Dec. 31, 2013 Maximum 10% Promissory Note Maturing In November 30, 2006 and January 31, 2007	Dec. 31, 2013 Minimum 10% Promissory Note Maturing In November 30, 2006 and January 31, 2007
Debt Parenthetical [Line Items]
Debt Instrument, Maturity Date						Sep. 28, 2003	May 20, 2004		Jun. 30, 2006			Jan. 31, 2007		Mar. 31, 2007	Sep. 30, 2007	Jul. 31, 2008				Sep. 23, 2013	Jan. 31, 2013	Jan. 31, 2013	Jan. 31, 2013	Mar. 31, 2015	Jan. 31, 2013		Jan. 31, 2014		Feb. 28, 2014		Jan. 31, 2014	Jan. 31, 2007	Nov. 30, 2006
Debt Instrument, Interest Rate During Period						10.00%	8.00%	12.00%	10.00%	10.00%		10.00%		10.00%	10.00%	10.00%	15.00%			10.00%	24.00%	24.00%	24.00%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%
Debt Instrument, Convertible, Conversion Price	$ 0.20		$ 0.20			$ 8.00	$ 20.00		$ 20.00	$ 20.00	$ 0.352	$ 20.00	$ 0.352	$ 20.00	$ 8.00				$ 73.50	$ 0.20				$ 0.25	$ 0.20	$ 0.25		$ 0.20
Debt Conversion, Converted Instrument, Amount	$ 579,963	$ 743,900						$ 5,000								$ 400,000			$ 2,044						$ 25,000
Debt Instrument Debt Default Interest Rate During Period										14.00%		14.00%		14.00%	12.00%
Debt Instrument Accrued Interest Convertible Conversion Price															$ 8.00					$ 0.20					$ 0.20
Debt Instrument, Face Amount	2,739,271		1,450,333													2,710,563			67,021
Repayments of Short-term Debt, Total																110,000
Debt Interest Accrued Exchanged Into Promissory Note Units Rate																	Units at the rate of 1:1
Promissory Note Units Per Value																	$ 100,000
Debt Instrument Debt Default Stock Issued																		100
Convertible Preferred Stock, Shares Issued upon Conversion					1,336,918													120,000
Contingent Debt Instrument Convertible Conversion Price Description																			Reduced conversion rate of one share of Series G Preferred per $50 of debt if they invested an amount equal to 25% of the principal amount of such holder's Unit Note in the Series G Preferred equity offering.
Financing Agreement Dated																								Jul. 14, 2011
Gains (Losses) on Extinguishment of Debt	$ 18,378	$ 46,978	$ 46,978	$ 0